INTANGIBLE ASSETS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	$ 63,219	$ 58,085
Balances at end	66,923	63,219
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	1,200
Balances at end	976	1,200
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	62,019
Balances at end	65,947	62,019
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	325,047	297,713
Acquisitions	29,563	32,624
Disposals and impairment		(5,290)
Other	(1,566)
Balances at end	353,044	325,047
Gross Carrying Amount [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	10,932	10,932
Acquisitions
Disposals and impairment
Other
Balances at end	10,932	10,932
Gross Carrying Amount [Member] | Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	314,115	286,781
Acquisitions	29,563	32,624
Disposals and impairment		(5,290)
Other	(1,566)
Balances at end	342,112	314,115
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	(261,828)	(239,628)
Year's amortization	(24,293)	(22,200)
Other
Balances at end	(286,121)	(261,828)
Accumulated Depreciation and Amortisation [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	(9,732)	(9,276)
Year's amortization	(224)	(456)
Other
Balances at end	(9,956)	(9,732)
Accumulated Depreciation and Amortisation [Member] | Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Balances at beginning	(252,096)	(230,352)
Year's amortization	(24,069)	(21,744)
Other
Balances at end	$ (276,165)	$ (252,096)